Convertible Bonds (Tables)	6 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule Of Convertible Debt [Table Text Block]
The carrying amount of the convertible bonds at the balance sheet date is derived as follows:

	December 31, 2015	June 30, 2015
	(Unaudited)	(Audited)

Face value of convertible bonds	$-	$-
Loss on valuation of convertible bonds	-	-
	$-	$-